Basis for Preparation	6 Months Ended
Jun. 30, 2023
Basis for Preparation [Abstract]
BASIS FOR PREPARATION

NOTE 2 - BASIS FOR PREPARATION

The Company’s Unaudited condensed consolidated financial statements as of June 30, 2023 and 2022 and for the interim six month periods then ended (hereinafter: “The financial information for the interim period”) were prepared in accordance with International Accounting Standard 34: “Interim Financial reporting” (hereinafter: “IAS 34”). The financial information for the interim period is presented in a condensed form and does not include all of the information and disclosures that are required within the framework of annual financial statements. The financial information for the interim period should be read in conjunction with the annual financial statements for the year ended December 31, 2022 and the accompanying notes thereto, which comply with the International Financial Reporting Standards as issued by the International Accounting Standard Board.